General information and Statement of Compliance - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cost of licensing	€ (515)	€ 0
Contractual obligations for operating leases	3,800	3,400
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cost of licensing	€ 0	€ (1,489)